United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	March 31, 2005

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         March 31, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp                 Com              017175100     6147    22190 SH       SOLE                    22190
Allied Capital                 Com              01903Q108     6883   263700 SH       SOLE                   263700
Altria Group Inc.              Com              02209s103    15795   241550 SH       SOLE                   241550
American Express               Com              025816109      208     4040 SH       SOLE                     4040
Anadarko Pete Corp.            Com              032511107     7671   100800 SH       SOLE                   100800
Anglogold Ltd ADR              Com              035128206     5564   161500 SH       SOLE                   161500
Archer-Daniels-Midland         Com              039483102     6482   263700 SH       SOLE                   263700
Automatic Data Processing      Com              053015103    16366   364100 SH       SOLE                   364100
BJ's Wholesale Club Inc.       Com              05548J106     7600   244700 SH       SOLE                   244700
BP Plc-Spons. ADR              Com              055622104      243     3899 SH       SOLE                     3899
Barnes Group Inc.              Com              067806109     1307    48100 SH       SOLE                    48100
Becton Dickinson & Co.         Com              075887109      247     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      435        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    25121     8796 SH       SOLE                     8796
Blyth Inc.                     Com              09643p108     6030   189400 SH       SOLE                   189400
Bristol-Myers Squibb           Com              110122108     8194   321850 SH       SOLE                   321850
CP Ships Ltd.                  Com              22409v102     6065   427700 SH       SOLE                   427700
Coca-Cola Company              Com              191216100    13101   314395 SH       SOLE                   314395
Dell Inc.                      Com              24702r101      201     5240 SH       SOLE                     5240
Diageo Plc-ADR                 Com              25243q205     8575   150700 SH       SOLE                   150700
Emerson Electric Co.           Com              291011104      222     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102     9649   161900 SH       SOLE                   161900
Gannett Company                Com              364730101     8802   111300 SH       SOLE                   111300
Gap Inc.                       Com              364760108     5161   236300 SH       SOLE                   236300
Gateway Inc.                   Com              367626108     4030  1000000 SH       SOLE                  1000000
General Dynamics Corp          Com              369550108    11337   105900 SH       SOLE                   105900
General Electric Co.           Com              369604103    25974   720300 SH       SOLE                   720300
Genuine Parts Co.              Com              372460105    13069   300500 SH       SOLE                   300500
Gold Fields Ltd ADR            Com              38059t106     6954   605200 SH       SOLE                   605200
Grainger, W.W. Inc.            Com              384802104     6538   105000 SH       SOLE                   105000
Honda Motor Co. ADR            Com              438128308    13186   526600 SH       SOLE                   526600
Hubbell Inc. Cl B              Com              443510201     6454   126300 SH       SOLE                   126300
Intel Corp.                    Com              458140100     9157   394200 SH       SOLE                   394200
Invacare Corp                  Com              461203101     7123   159600 SH       SOLE                   159600
Johnson & Johnson              Com              478160104    16501   245700 SH       SOLE                   245700
Kimberly-Clark Corp            Com              494368103      207     3155 SH       SOLE                     3155
Kohls Corp                     Com              500255104     1823    35300 SH       SOLE                    35300
Kraft Foods, Inc               Com              50075N104    12734   385300 SH       SOLE                   385300
LSI Logic Corp                 Com              502161102     5308   949500 SH       SOLE                   949500
LaBranche & Co Inc             Com              505447102     7310   786000 SH       SOLE                   786000
Limited Brands, Inc.           Com              532716107     7533   310000 SH       SOLE                   310000
Markel Corporation             Com              570535104     9086    26320 SH       SOLE                    26320
Martin Marietta Materials Inc. Com              573284106      363     6500 SH       SOLE                     6500
McDonald's Corporation         Com              580135101      276     8860 SH       SOLE                     8860
Merck & Co.                    Com              589331107    10698   330500 SH       SOLE                   330500
Merrill Lynch & Co Inc         Com              590188108    12678   224000 SH       SOLE                   224000
Mohawk Industries              Com              608190104      400     4750 SH       SOLE                     4750
Morgan Stanley                 Com              617446448      716    12500 SH       SOLE                    12500
Newmont Mining Corp.           Com              651639106    13934   329800 SH       SOLE                   329800
Noble Corp                     Com              g65422100      450     8000 SH       SOLE                     8000
Nokia Corp ADR                 Com              654902204     6647   430800 SH       SOLE                   430800
Old Republic Intl              Com              680223104     6854   294300 SH       SOLE                   294300
Pioneer Natural Resources Comp Com              723787107     7156   167500 SH       SOLE                   167500
Placer Dome, Inc.              Com              725906101     5471   337300 SH       SOLE                   337300
Rockwell Automation Inc.       Com              773903109      283     5000 SH       SOLE                     5000
Royal Gold Inc.                Com              780287108      537    29300 SH       SOLE                    29300
Sensient Technologies Corp.    Com              81725t100     3989   185000 SH       SOLE                   185000
Shell Transport ADR            Com              822703609    11764   216400 SH       SOLE                   216400
Statoil ASA - Sponsored ADR    Com              85771p102     7389   431100 SH       SOLE                   431100
TJX Companies                  Com              872540109      392    15900 SH       SOLE                    15900
Textron Inc.                   Com              883203101      224     3000 SH       SOLE                     3000
Time Warner Inc.               Com              887317105      224    12745 SH       SOLE                    12745
US Bancorp                     Com              902973304      259     9000 SH       SOLE                     9000
Unilever PLC Sponsored ADR     Com              904767704     4808   120200 SH       SOLE                   120200
Vishay Tech                    Com              928298108     3978   320000 SH       SOLE                   320000
Wachovia Corp                  Com              929903102      356     7000 SH       SOLE                     7000
Washington Post - Cl B         Com              939640108    14608    16340 SH       SOLE                    16340
Wells Fargo & Co.              Com              949746101      299     5000 SH       SOLE                     5000
Yum! Brands Inc.               Com              988498101      518    10000 SH       SOLE                    10000